UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna—

1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

NFJ Dividend Value Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Shares		Value*
	COMMON STOCK-95.0%
	Aerospace & Defense-3.8%
19,300	Lockheed Martin Corp.	$1,862,836
24,500	Northrop Grumman Corp.	1,718,675

		3,581,511

	Automobiles-1.6%
118,800	Ford Motor Co.	1,562,220

	Beverages-2.0%
39,900	Molson Coors Brewing Co., Class B	1,952,307

	Capital Markets-2.2%
28,900	Ameriprise Financial, Inc.	2,128,485

	Chemicals-1.9%
36,400	EI du Pont de Nemours & Co.	1,789,424

	Commercial Banks-8.1%
116,200	Fifth Third Bancorp	1,895,222
29,500	PNC Financial Services Group, Inc.	1,961,750
103,300	Wells Fargo & Co.	3,821,067

		7,678,039

	Communications Equipment-3.8%
95,500	Cisco Systems, Inc.	1,996,905
35,300	Harris Corp.	1,635,802

		3,632,707

	Diversified Financial Services-3.9%
78,200	JPMorgan Chase & Co.	3,711,372

	Diversified Telecommunications Services-1.9%
48,200	AT&T, Inc.	1,768,458

	Electric Utilities-1.9%
37,900	American Electric Power Co., Inc.	1,843,077

	Energy Equipment & Services-1.9%
30,400	Ensco PLC, Class A	1,824,000

	Food & Staples Retailing-2.0%
24,900	Wal-Mart Stores, Inc.	1,863,267

	Health Care Equipment & Supplies-1.9%
39,400	Medtronic, Inc.	1,850,224

	Household Durables-0.1%
5,300	Newell Rubbermaid, Inc.	138,330

	Household Products-2.1%
20,300	Kimberly-Clark Corp.	1,988,994

	Industrial Conglomerates-1.9%
76,900	General Electric Co.	1,777,928

NFJ Dividend Value Portfolio

Schedule of Investments

March 31, 2013 (unaudited) (continued)

Shares		Value*
	COMMON STOCK (continued)
	Insurance-6.4%
43,100	Allstate Corp.	$2,114,917
50,400	MetLife, Inc.	1,916,208
24,700	Travelers Cos., Inc.	2,079,493

		6,110,618

	Leisure Equipment & Products-2.1%
46,400	Mattel, Inc.	2,031,856

	Metals & Mining-2.8%
44,200	Barrick Gold Corp.	1,299,480
42,000	Freeport-McMoRan Copper & Gold, Inc.	1,390,200

		2,689,680

	Office Electronics-2.0%
218,000	Xerox Corp.	1,874,800

	Oil, Gas & Consumable Fuels-15.2%
15,200	Chevron Corp.	1,806,064
58,700	ConocoPhillips	3,527,870
55,900	Marathon Oil Corp.	1,884,948
30,900	Phillips 66	2,162,073
25,800	Royal Dutch Shell PLC ADR	1,681,128
70,400	Total S.A. ADR	3,377,792

		14,439,875

	Paper & Forest Products-2.1%
42,676	International Paper Co.	1,987,848

	Pharmaceuticals-10.3%
80,000	AstraZeneca PLC ADR	3,998,400
24,100	Johnson & Johnson	1,964,873
42,700	Merck & Co., Inc.	1,888,621
68,700	Pfizer, Inc.	1,982,682

		9,834,576

	Real Estate Investment Trust-1.7%
99,000	Annaly Capital Management, Inc.	1,573,110

	Semiconductors & Semiconductor Equipment-3.5%
153,400	Intel Corp.	3,351,790

	Software-3.9%
71,800	CA, Inc.	1,807,206
65,500	Microsoft Corp.	1,873,955

		3,681,161

	Specialty Retail-2.0%
138,700	Staples, Inc.	1,862,741

	Tobacco-2.0%
42,300	Reynolds American, Inc.	1,881,927

	Total Common Stock (cost - $84,490,323)	90,410,325

NFJ Dividend Value Portfolio

Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Repurchase Agreements-4.2%
$ 4,000	State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $4,000,004; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $4,082,841 including accrued interest (cost - $4,000,000)	$4,000,000

	Total Investments (cost-$88,490,323)(a) - 99.2%	94,410,325
	Other assets less liabilities - 0.8%	796,529

	Net Assets - 100.0%	$95,206,854

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and NFJ Investment Group LLC (the “ Sub-Adviser”), an affiliate of the Investment Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Portfolio’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	At March 31, 2013, the cost basis of portfolio securities of $88,490,323 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $7,740,921; gross unrealized depreciation was $1,820,919; and net unrealized appreciation was $5,920,002.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Portfolio to measure fair value during the theee months ended March 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs at March 31, 2013 in valuing Portfolio’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
Investments in Securities - Assets
Common Stock	$90,410,325	—	—	$90,410,325
Repurchase Agreements	—	$4,000,000	—	4,000,000

Totals	$90,410,325	$4,000,000	—	$94,410,325

At March 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

ADR - American Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: May 17, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: May 17, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 17, 2013